Inventories (Tables)	12 Months Ended
Sep. 30, 2025
Inventories
Schedule of breakdown of inventories

	September 30,	September 30,
	2025	2024
Finished goods	$34,463	$55,754
Work-in-progress	29,414	417,890
Raw materials	455,732	59,519
Total	$519,609	$533,163